Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Current portion related-party notes payable, default	$ 700,000	$ 0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	122,274,125	107,845,554	107,845,554
Common stock, shares outstanding	122,274,125	107,845,554	107,839,299
Treasury stock, common shares		0	6,255